Loans and Allowance for Credit Losses - Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Class (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance Balance at End of Period
Loans individually evaluated for impairment	$ 24	$ 27
TDRs collectively evaluated for impairment	225	237
Other loans collectively evaluated for impairment	4,176	4,118
Loans acquired with deteriorated credit quality	16	35
Total allowance for credit losses	4,441	4,417	$ 4,357	$ 4,306
Loan Balance at End of Period
Loans individually evaluated for impairment	348	408
TDRs collectively evaluated for impairment	3,960	4,269
Other loans collectively evaluated for impairment	282,158	273,669
Loans acquired with deteriorated credit quality	344	2,086
Total loans	286,810
Total loans	286,810	280,432
Commercial [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	16	23
TDRs collectively evaluated for impairment	15	14
Other loans collectively evaluated for impairment	1,423	1,335
Total allowance for credit losses	1,454	1,372	1,450	1,287
Loan Balance at End of Period
Loans individually evaluated for impairment	262	337
TDRs collectively evaluated for impairment	151	148
Other loans collectively evaluated for impairment	102,031	97,076
Total loans	102,444	97,561
Commercial Real Estate [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	8	4
TDRs collectively evaluated for impairment	3	4
Other loans collectively evaluated for impairment	788	818
Loans acquired with deteriorated credit quality	1	5
Total allowance for credit losses	800	831	812	724
Loan Balance at End of Period
Loans individually evaluated for impairment	86	71
TDRs collectively evaluated for impairment	129	145
Other loans collectively evaluated for impairment	39,297	40,174
Loans acquired with deteriorated credit quality	27	73
Total loans	39,539	40,463
Residential Mortgages [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	126	139
Other loans collectively evaluated for impairment	314	310
Loans acquired with deteriorated credit quality	15
Total allowance for credit losses	455	449	510	631
Loan Balance at End of Period
TDRs collectively evaluated for impairment	3,252	3,524
Other loans collectively evaluated for impairment	61,465	56,258
Loans acquired with deteriorated credit quality	317	1
Total loans	65,034	59,783
Other Retail [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	12	19
Other loans collectively evaluated for impairment	618	659
Total allowance for credit losses	630	678	617	743
Loan Balance at End of Period
TDRs collectively evaluated for impairment	183	186
Other loans collectively evaluated for impairment	56,247	57,138
Total loans	56,430	57,324
Credit Card [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	69	60
Other loans collectively evaluated for impairment	1,033	996
Total allowance for credit losses	1,102	1,056	934	883
Loan Balance at End of Period
TDRs collectively evaluated for impairment	245	230
Other loans collectively evaluated for impairment	23,118	21,950
Total loans	$ 23,363	22,180
Covered Loans [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment		1
Loans acquired with deteriorated credit quality		30
Total allowance for credit losses		31	$ 34	$ 38
Loan Balance at End of Period
TDRs collectively evaluated for impairment		36
Other loans collectively evaluated for impairment		1,073
Loans acquired with deteriorated credit quality		2,012
Total loans		$ 3,121